RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) Share	Dec. 31, 2021 CAD ($) Share	Dec. 31, 2020 CAD ($) Share $ / shares
RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of RSUs granted	30,531,000	43,380,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Limited recourse loans advanced to key management personnel | $	$ 5.6	$ 5.6
Interest rate	1.00%
Cash interest received | $	$ 0.1	$ 0.1	$ 0.1
Key Management Personnel Of Entity Or Parent [Member] | RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of RSUs granted	14,900,000	19,500,000	0
Key Management Personnel Of Entity Or Parent [Member] | Stock Options [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted	0	0	600,000
Weighted average exercise price of share options granted | $ / shares			$ 0.5